Label	Element	Value
Barings Emerging Markets Debt Blended Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Barings Emerging Markets Debt Blended Total Return Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Barings Emerging Markets Debt Blended Total Return Fund (“Emerging Markets Debt Blended Total Return Fund” or the “Fund”) seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management, through high current income generation and, where appropriate, capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your Financial Intermediary and in “Shareowner Guide – How to Invest in the Fund – Sales Charges – Class A Shares” starting on page 102 of this Prospectus, “Appendix A: Intermediary-Specific Sales Charge Reductions and Waivers” of this Prospectus, and “Programs for Reducing or Eliminating Sales Charges” starting on page 81 of the Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 01, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89.98% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.98%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year and (iii) operating expenses are the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund will invest in debt securities, derivatives and other instruments that are economically tied to emerging market countries or countries with relatively low gross national product per capita and with the potential for rapid economic growth. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in (i) securities denominated in currencies of the emerging market countries, (ii) fixed income securities or debt instruments issued by emerging market entities or sovereign nations, and/or (iii) debt instruments denominated in or based on the currencies, interest rates, or issues of emerging market countries. Emerging market countries are defined to include any country that did not become a member of the O.E.C.D. prior to 1975 and Turkey. Certain emerging market countries are referred to as “frontier” market countries. The Fund focuses its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe.

The Fund will invest in debt instruments of all types, including bonds, notes, U.S. and Group of Ten (commonly referred to as “G10”) country treasury obligations, sovereign issues, covered bonds, commercial paper and other fixed and floating rate income securities and are either secured or unsecured, and, either senior or subordinated. To a limited extent, the Fund may invest in (i) securities that are convertible into equity securities, (ii) equity securities (including warrants and common stock), (iii) certificates of deposit, (iv) bankers’ acceptances, and (v) loan participations and loan assignments which are un-securitized.

The Fund expects to achieve certain exposures primarily through derivative transactions, including without limitation, forward foreign currency exchange contracts; futures on securities, indices, currencies, commodities, swaps and other investments; options; and interest rate swaps, cross-currency swaps, total return swaps and credit default swaps, which may create economic leverage in the Fund. The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities. Derivatives instruments that provide exposure to debt securities that are economically tied to emerging market countries or to a country the Manager considers to be equivalent to such countries or have economic characteristics similar to such investments may be used to satisfy the Fund’s 80% policy.

The Fund may invest in both investment grade and below investment grade (commonly referred to as “high yield” or “junk” bonds) debt securities. Investment grade debt securities are rated Baa3 or higher by Moody’s or BBB- or higher by either S&P or Fitch, or unrated but determined to be of comparable quality by the Manager or the sub-adviser. Below investment grade debt securities are rated below Baa3 by Moody’s and BBB- by S&P and Fitch or, if unrated, determined by the Manager or the sub-adviser to be of comparable quality.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Risk is inherent in all investing. Many factors affect the Fund's performance. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund involves risks, including Fixed Income Securities Risk, Sovereign Debt Risk, and Emerging Markets Risk. Summary descriptions of these and other principal risks of investing in the Fund are provided below (in alphabetical order). An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its objective, and investment results may vary substantially over time. An investment in the Fund is not appropriate for all investors.

Below Investment Grade (High Yield/Junk Bond) Instruments Risk. Below investment grade securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Counterparty Risk. The Fund is subject to credit risk with respect to the counterparties to the derivative contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Credit Risk. One or more debt obligations in the Fund’s portfolio may decline in price, or fail to pay dividends, interest or principal when due because the issuer of the obligation experiences an actual or perceived decline in its financial status or due to changes in the specific or general market, economic, industry, political, regulatory or other conditions.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s), including market risk, liquidity risk, counterparty risk, interest rate risk, credit risk, leverage risk, regulatory risk and management risk. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the Fund. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial to the Fund. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.

Fixed Income Securities Risk. The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Focus Risk. Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the Fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the Fund is exposed.

Foreign (Non-U.S.) Currency Risk. When the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the value of securities denominated in foreign currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar (although the sub-adviser intends generally to hedge investments denominated in foreign currencies back to the U.S. dollar under normal market conditions), and a decline in applicable foreign exchange rates could reduce the value of such securities held by the Fund.

Foreign (Non-U.S.) Investment Risk; Emerging Markets Risk. The Fund’s investments in foreign issuers involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, U.S. and foreign government action such as economic and trade sanctions or embargoes and entering or exiting trade or other intergovernmental agreements, unreliable or untimely information, or economic and financial instability. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Foreign settlement procedures also may involve additional risks. Emerging markets securities are subject to additional or greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, less developed legal, regulatory, and accounting systems, less trading volume, more government involvement in the economy than less developed countries, and greater volatility in currency exchange rates.

Interest Rate Risk. Generally, when market interest rates rise, the prices of fixed rate debt obligations fall, and vice versa. The debt obligations in the Fund’s portfolio may decline in value because of increases in market interest rates. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially locking in a below-market interest rate and reducing the Fund’s value. Actions by governments and central banking authorities can result in increases in interest rates, which could negatively impact the Fund’s performance and net asset value. Interest rate and other risks may also lead to periods of high volatility and reduced liquidity in the debt markets. During those periods, the Fund may experience high levels of shareholder redemptions, which could force the Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund.

Leveraging Risk. Instruments and transactions, including derivatives transactions, that create leverage may cause the value of an investment in a Fund to be more volatile and all other risks will tend to be compounded.

Liquidity Risk. There is a risk that the Fund could be unable to meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund. The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be disposed of in current market conditions in seven calendar days or less without the disposition significantly changing the market value of the security). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Some securities may be subject to restrictions on resale. Illiquid securities may be difficult to value. Also, the Fund may not be able to dispose of illiquid securities at a favorable time or price when desired, and the Fund may suffer a loss if forced to sell such securities to meet redemption requests or for other cash needs. Below investment grade loans and other debt securities tend to be less liquid than higher-rated securities. In addition, the Fund’s derivatives investments may be subject to liquidity risk.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Manager and the sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such techniques and analyses will produce the desired results.

Market Risk. The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by non-U.S. government entities known as sovereign debt securities. These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient non-U.S. currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Valuation Risk. The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk. These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

The Fund is subject to certain other risks, which are described below under “Description of Principal Risks” and “Non-Principal Investment Strategies and Risks.”

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information for the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund commenced operations on October 21, 2015. The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows the Fund’s average annual returns for 1 year and since inception for each class of the Fund and how such returns compare with a broad measure of market performance. The table includes deduction of applicable sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

More up-to-date performance information is available at www.barings.com/funds/mutual-funds (select fund and share class) or by calling 1-855-439-5459.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows the Fund’s average annual returns for 1 year and since inception for each class of the Fund and how such returns compare with a broad measure of market performanceand how such returns compare with a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Benchmark is a blend of 50% JPMorgan Government Bond Index – Emerging Markets Global Diversified (GBI-EMGD), 30% JPMorgan EMBI Global Diversified and 20% JPMorgan CEMBI Broad Diversified.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-439-5459
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.barings.com/funds/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (for calendar years ended December 31) – Class A Shares Before Taxes Applicable sales charges are not reflected
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Applicable sales charges are not reflected
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
More Recent Return Information
1/1/19–9/30/19	9.76%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (1/1/17–3/31/17)	8.26%
Lowest (4/1/18–6/30/18)	(8.58)%

Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.58%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2018)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes deduction of applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for other classes will vary due to the classes having different sales charges and expenses.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Applicable sales charges are reflected
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for other classes will vary due to the classes having different sales charges and expenses. Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of fund shares.

Barings Emerging Markets Debt Blended Total Return Fund | Benchmark
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.45%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.36%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2015
Barings Emerging Markets Debt Blended Total Return Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Maximum Sales Charge (Load) on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.99%	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Applies only to certain redemptions of shares bought with no initial sales charge. Class A Shares purchased without an initial sales charge in accounts aggregating $500,000 or more are subject to a 1.00% CDSC if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase was made.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	521
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,194
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,889
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,729
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	521
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,194
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,889
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,729
Annual Return 2016	rr_AnnualReturn2016	7.12%
Annual Return 2017	rr_AnnualReturn2017	16.25%
Annual Return 2018	rr_AnnualReturn2018	(5.16%)
1 Year	rr_AverageAnnualReturnYear01	(8.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.87%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2015
Barings Emerging Markets Debt Blended Total Return Fund | Class A Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.30%	[2]
Barings Emerging Markets Debt Blended Total Return Fund | Class A Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.10%	[2]
Barings Emerging Markets Debt Blended Total Return Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Maximum Sales Charge (Load) on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	3.07%	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.95%	[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The CDSC on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no CDSC on Class C Shares thereafter.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 305
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,289
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,367
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,036
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	205
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,289
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,367
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,036
1 Year	rr_AverageAnnualReturnYear01	(6.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.44%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2015
Barings Emerging Markets Debt Blended Total Return Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.49%	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	420
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	762
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,729
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	100
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	420
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	762
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,729
1 Year	rr_AverageAnnualReturnYear01	(4.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2015
Barings Emerging Markets Debt Blended Total Return Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.49%	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	420
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	762
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,729
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	100
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	420
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	762
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,729
1 Year	rr_AverageAnnualReturnYear01	(4.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2015

[1]	The Benchmark is a blend of 50% JPMorgan Government Bond Index - Emerging Markets Global Diversified (GBI-EMGD), 30% JPMorgan EMBI Global Diversified and 20% JPMorgan CEMBI Broad Diversified.
[2]	Since inception of October 21, 2015.
[3]	Applies only to certain redemptions of shares bought with no initial sales charge. Class A Shares purchased without an initial sales charge in accounts aggregating $500,000 or more are subject to a 1.00% CDSC if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase was made.
[4]	The Manager has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) so that, on an annualized basis, such expenses incurred by each class of shares of the Fund will not exceed 0.95% as a percentage of average daily net assets allocated to each such class. If the Fund incurs fees and/or expenses excluded from waiver and/or reimbursement, or if the Fund's Board of Trustees specifically approves the exclusion of another expense from the fee reimbursement agreement, the Fund's expenses may be higher than the fees and/or expenses shown in the table (which reflect the waiver and/or reimbursement). This agreement shall remain in effect at least until November 1, 2020, unless earlier modified or terminated by the Fund's Board of Trustees. Additional amounts may be voluntarily waived and/or reimbursed from time to time. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from the Manager are less than the expense limit for such share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed for that share class under the agreement.
[5]	"Total annual fund operating expenses after fee waiver and/or expense reimbursement" are higher than the corresponding ratios of net expenses to average net assets in the financial highlights table because the ratios shown in the financial highlights table reflect additional amounts voluntarily waived and/or reimbursed to the Fund.
[6]	The CDSC on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no CDSC on Class C Shares thereafter.